Share based payments, Share Options and Restricted Share Units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Value of Share Options Charged to Consolidated Statement of Comprehensive Loss [Abstract]
Total share option expense	$ 8,341	$ 4,729	$ 841
Share Options [Member]
Value of Share Options Charged to Consolidated Statement of Comprehensive Loss [Abstract]
Total share option expense	6,531	4,134	841
Restricted Stock Units [Member]
Value of Share Options Charged to Consolidated Statement of Comprehensive Loss [Abstract]
Total share option expense	$ 1,810	$ 595	$ 0